Segment reporting	6 Months Ended
Jun. 30, 2026
Disclosure Of Operating Segments [Line Items]
Segment reporting
Note 2
Segment reporting
UBS AG’s
business
divisions
are
organized
globally
into
five
business
divisions:
Global
Wealth
Management,
Personal &
Corporate Banking,
Asset Management,
the Investment
Bank, and
Non-core and
Legacy. All
five business
divisions are supported by Group
Items and qualify as
reportable segments for the purpose
of segment reporting.
Together with Group Items they reflect the management structure of UBS AG.
›
Refer to the “Consolidated financial statements” section of the UBS AG Annual Report 2025 for more information about UBS AG’s reporting segments
Segment reporting
USD m
Global Wealth
Management
Personal &
Corporate
Banking
Asset
Management
Investment
Bank
Non-core and
Legacy
Group
Items UBS AG
For the six months ended 30 June 2026
Net interest income 3,508 2,352 (28) (1,040) (70) (643) 4,079
Non-interest income 10,500 2,270 1,556 8,733 79 293 23,431
Total revenues 14,008 4,622 1,527 7,694 9 (350) 27,510
Credit loss expense / (release) 13 151 0 108 (75) 1 197
Operating expenses 10,606 2,919 1,100 5,379 708 499 21,211
Operating profit / (loss) before tax 3,389 1,552 426 2,207 (625) (849) 6,101
Tax expense / (benefit) 1,363
Net profit / (loss) 4,738
As of 30 June 2026
Total assets 590,886 474,285 28,638 575,646 19,857 17,753 1,707,065
USD m
Global Wealth
Management
Personal &
Corporate
Banking
Asset
Management
Investment
Bank
Non-core and
Legacy
Group
Items UBS AG
For the six months ended 30 June 2025
Net interest income 3,176 2,201 (35) (1,559) (134) (737) 2,912
Non-interest income 9,287 1,890 1,547 7,428 113 621 20,886
Total revenues 12,463 4,091 1,512 5,869 (21) (116) 23,798
Credit loss expense / (release) 6 172 0 90 9 (1) 275
Operating expenses 10,190 3,030 1,225 4,840 1,488 548 21,322
Operating profit / (loss) before tax 2,268 890 286 938 (1,519) (663) 2,201
Tax expense / (benefit) (32)
Net profit / (loss) 2,233
As of 31 December 2025
Total assets 577,946 481,784 26,889 488,001 25,413 17,140 1,617,173